Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of material related party transactions
For the years ended December 31, 2020, 2021 and 2022, the Group entered into the following material related party transactions:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase of goods	1,775,600	1,935,511	414,809
Purchase of services	780,050	1,124,708	696,987
Provision of services	44,259	31,345	21,416
Sales of product	102,249	85,718	90,405
Interest income	6,470	6,490	31,753